Deferred charges, net (Tables)	6 Months Ended
Jun. 30, 2022
Deferred charges, net [Abstract]
Deferred Dry-Docking Costs, Net
The movement in deferred dry-docking costs, net in the accompanying unaudited interim consolidated balance sheets is as follows:

Dry-docking costs
Balance December 31, 2021	$4,862,824
Additions	1,878,818
Less: Insurance claim recognized	(550,000)
Amortization	(880,144)
Balance June 30, 2022	$5,311,498